Share based payments reserve (Details 3) - $ / shares	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Notes and other explanatory information [abstract]
Number of stock options beginning	7,375,000
Weighted average exercise price per share beginning	$ 0.50
Number of stock, Options granted	3,075,000	7,375,000
Weighted average exercise price per share, Options granted	$ 0.45	$ 0.50
Number of stock options ending	10,450,000	7,375,000
Weighted average exercise price per share ending	$ 0.49	$ 0.50